Expense Example {- Fidelity® Real Estate High Income Fund} - 11.30 Fidelity Real Estate High Income Fund - PRO-07 - Fidelity® Real Estate High Income Fund - Fidelity Real Estate High Income Fund-Default
Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 81
3 years	252
5 years	439
10 years	$ 978